Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Liabilities	£ 20,961	£ 18,002	£ 18,412
Finance lease liabilities	144	155	£ 165
Borrowings	£ 12,014	9,902
Industrias Licoreras De Guatemala [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest	50.00%
Liabilities	£ 171	164
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,409	£ 10,304
Option exercised two years later [member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of liability	£ 20